Summary of Significant Accounting Policies - Revenue recognition (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Revenue recognition
Revenues	¥ 49,098,667	$ 7,021,016	¥ 44,280,720	¥ 38,418,915
Revenue (in percent)	100.00%	100.00%	100.00%	100.00%
Express delivery services
Revenue recognition
Revenues	¥ 45,726,365	$ 6,538,783	¥ 40,953,034	¥ 35,488,060
Revenue (in percent)	93.10%	93.10%	92.50%	92.40%
Freight forwarding services
Revenue recognition
Revenues	¥ 808,000	$ 115,542	¥ 885,410	¥ 906,802
Revenue (in percent)	1.70%	1.70%	2.00%	2.40%
Sale of accessories
Revenue recognition
Revenues	¥ 2,444,323	$ 349,534	¥ 2,300,392	¥ 1,876,624
Revenue (in percent)	5.00%	5.00%	5.20%	4.90%
Others
Revenue recognition
Revenues	¥ 119,979	$ 17,157	¥ 141,884	¥ 147,429
Revenue (in percent)	0.20%	0.20%	0.30%	0.30%